Financial Instruments by Category	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Financial Instruments by Category
4.	Financial Instruments by Category
Financial instruments by category as at December 31, 2019 and 2020, are as follows:

(In millions of Korean won)	December 31, 2019
Financial assets	Financial assets at amortized cost		Financial assets at fair value through profit or loss		Financial assets at fair value through other comprehensive income		Derivatives used for hedging		Total
Cash and cash equivalents	￦	2,305,894	￦	—	￦	—	￦	—	￦	2,305,894
Trade and other receivables 1		5,748,459		—		1,256,266		—		7,004,725
Other financial assets		441,804		632,324		557,342		58,576		1,690,046

1	Lease receivables and others which are not applied to financial instruments by category are excluded.

(In millions of Korean won)	December 31, 2019
Financial liabilities	Financial liabilities at amortized cost		Financial liabilities at fair values through profit and loss		Derivatives used for hedging		Total
Trade and other payables	￦	8,679,698	￦	—	￦	—	￦	8,679,698
Borrowings		7,298,867		—		—		7,298,867
Other financial liabilities		129,945		38		20,096		150,079

(In millions of Korean won)	December 31, 2020
Financial assets	Financial assets at amortized cost		Financial assets at fair value through profit or loss		Financial assets at fair value through other comprehensive income		Derivatives used for hedging		Total
Cash and cash equivalents	￦	2,634,624	￦	—	￦	—	￦	—	￦	2,634,624
Trade and other receivables 1		4,976,423		—		1,118,619		—		6,095,042
Other financial assets		671,068		809,919		258,516		7,684		1,747,187

1	Lease receivables and others which are not applied to financial instruments by category are excluded.

(In millions of Korean won)	December 31, 2020
Financial liabilities	Financial liabilities at amortized cost		Financial liabilities at fair values through profit and loss		Derivatives used for hedging		Total
Trade and other payables	￦	7,017,639	￦	—	￦	—	￦	7,017,639
Borrowings		7,316,298		—		—		7,316,298
Other financial liabilities		132,558		2,682		127,929		263,169
Gains or losses arising from financial instruments by category for the years ended December 31, 2018, 2019 and 2020, are as follows:

(In millions of Korean won)	2018		2019		2020
Financial assets at amortized cost
Interest income 1,5	￦	93,233	￦	79,838	￦	55,742
Gain(loss) on foreign currency transaction 4		19,396		32,293		(19,244)
Loss on foreign currency translation 4		(2,901)		(474)		(3,895)
Gain(loss) on disposal		44		(43)		138
Loss on valuation		(110,544)		(59,947)		(140,474)
Financial assets at fair value through profit or loss
Interest income 1		9,194		5,634		6,548
Dividend income 6		1,207		1,096		4,379
Gain on valuation 7		10,768		4,334		59,044
Gain on disposal		1,713		5,115		(329)
Loss on foreign currency transaction 4		—		—		(38)
Loss on foreign currency translation 4		—		(27)		—
Financial assets at fair value through other comprehensive income
Interest income 1		163,390		217,355		227,736
Dividend income 6		1,704		2,312		56
Impairment loss		(2,416)		(304)		—
Loss on disposal		(13,818)		(11,247)		(8,152)
Other comprehensive income for the year 2		43,811		167,152		41,997
Derivative assets used for hedging
Gain on transaction		7,272		6,332		6,050
Gain(loss) on valuation		22,065		56,537		(2,707)
Other comprehensive income(loss) for the year 2		20,078		46,806		(2,373)
Reclassified to profit or loss from other comprehensive income for the year 2,3		(15,891)		(39,604)		3,645
Financial liabilities at fair value through profit or loss
Gain on disposal		—		2,664		799
Gain(loss) on valuation		(2,708)		(1,936)		119
Derivative liabilities used for hedging
Gain on transactions		20,678		—		1,141
Gain(loss) on valuation		42,195		4,949		(161,003)
Other comprehensive income for the year 2		(2,810)		20,742		(81,671)
Reclassified to profit or loss from other comprehensive income for the year 2,3		(28,388)		(5,080)		107,786
Financial liabilities at amortized cost
Interest expense 1,5		(296,894)		(223,974)		(220,945)
Loss on repayment		(15)		—		—
Loss on foreign currency transaction 4		(30,956)		(20,958)		(10,717)
Gain(loss) on foreign currency translation 4		(66,050)		(75,502)		141,849
Total	￦	(116,643)	￦	214,063	￦	5,481

1
BC Card, a subsidiary of the Group, recognized interest income and expense as operating revenue and expense, respectively. Related interest income recognized as operating revenue is
￦
 20,854 million (2018:
￦
21,021 million, 2019:
￦
21,018 million) and interest expense recognized as operating expense is
￦
1,456 million (2018:
￦
21 million, 2019:
￦
548 million) for the year ended December 31, 2020.

2	The amounts directly reflected in equity after adjustments of deferred income tax.
3
During the year, certain derivatives of the Group were settled and the related gain or loss on valuation of cash flow hedge in other comprehensive income was reclassified to profit or loss for the year.

4
BC Card Co., Ltd., a subsidiary of the Group recognized foreign currency translation/transaction gain and loss and as operating income and expenses. In relation to this, foreign currency translation gain and loss recognized as operating revenue and expense amount to
￦
56 million (2018:
￦
0 million. 2019:
￦
5 million) and
￦
19,687 million (2018:
￦
20,422 million, 2019:
￦
 17,006 million), respectively, for the year ended December 31, 2020.

5	Interest income (interest expense) from lease receivables (lease liabilities) is excluded as it is not subject to classification of financial instruments (Note 21).
6
BC Card Co., Ltd., a subsidiary of the Group, recognized dividend income as operating revenue. Related dividend income recognized as operating revenue is
￦
2,059 million (2018:
￦
 1,598 million, 2019:
￦
2,250 million) for the year ended December 31, 2020.

7
KT Investment Co., Ltd., etc., subsidiaries of the Group, recognized financial instruments measured at fair value through profit or loss as operating income and expenses. In relation to this, valuation gain and loss recognized as operating revenue and expense amount to ￦ 40,822 million (2018: ￦ (-) 5 million, 2019: ￦ 15,429 million), for the year ended December 31, 2020.